Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2017	34,682
2018	28,219
2019	21,358
2020	15,646
2021	12,477
Thereafter	40,132

Total	$152,514